Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000884110
Calvert International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calvert International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 34 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 34 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of December 31, 2018, the market capitalization of the MSCI EAFE SMID Index companies ranged from $55.2 million to $21.4 billion with a weighted average market capitalization of $4.6 billion. Such non-U.S. investments may include American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also invest in publicly-traded real estate investment trusts (“REITs”).

The Fund invests no more than 20% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries). The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

In managing the Fund, the portfolio manager seeks to exploit inefficiencies in the small- and mid-cap market through fundamental bottom-up research, including consideration of the responsible investing criteria described below. The portfolio manager looks for companies that, in his opinion, are high in quality or improving in quality. The portfolio manager takes a long-term perspective when selecting companies and the quality focus typically leads to companies benefitting from structural growth or structural change.

Sought after company characteristics may include: a business model with identifiable competitive advantage(s)/barrier(s) to entry, a scalable market opportunity, a solid balance sheet, and a strong management team with a history of good capital allocation. Such companies typically exhibit high or improving returns on capital, strong free-cash-flow generation, and positive or inflecting earnings. The portfolio manager also employs a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio manager seeks to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio manager, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.

The Fund may enter into foreign currency derivatives (including forward foreign currency exchange contracts and currency futures contracts) to seek to hedge foreign currency exposure. The Fund may also lend its securities.

Responsible Investing. In selecting Fund investments, the portfolio manager utilizes information provided by CRM’s research staff. CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance (“ESG”) factors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of December 31, 2018, the market capitalization of the MSCI EAFE SMID Index companies ranged from $55.2 million to $21.4 billion with a weighted average market capitalization of $4.6 billion. Such non-U.S. investments may include American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also invest in publicly-traded real estate investment trusts (“REITs”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Small-Cap Growth Risk. Because the Fund normally invests primarily in growth stocks of small-cap companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Emerging Markets Investment Risk. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve greater risks than developed market securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller Company Risk. The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying asset, rate, index or instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the asset, index, rate or instrument underlying the investment.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. The Fund is not eligible for a deduction from dividends received from REITs that is available to individuals who invest directly in REITs. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Preferred Stock Risk. Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially. The Fund could also lose money if the value of the collateral decreases.

Risks Associated with Active Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as cyber or hacking attacks) that may affect them or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Effective December 31, 2016, CRM became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc. Performance for all periods has been calculated by CRM, the Fund’s current administrator, in accordance with applicable requirements. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten years ended December 31, 2018, the highest quarterly total return for Class A was 24.05% for the quarter ended June 30, 2009 and the lowest quarterly return was -20.23% for the quarter ended September 30, 2011.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2018, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2018
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Class R6 performance shown above for the period prior to February 1, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class R6 performance shown above for the period prior to February 1, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index. (Source for MSCI EAFE Index: MSCI.) MSCI data may not be reproduced or used for any other purposes. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Calvert International Opportunities Fund | MSCI EAFE SMID Cap Index (reflects net dividends, which reflect the deduction of withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects net dividends, which reflect the deduction of withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	(16.95%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Calvert International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 606
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	606
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	890
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,196
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,061
Annual Return 2009	rr_AnnualReturn2009	34.87%
Annual Return 2010	rr_AnnualReturn2010	12.57%
Annual Return 2011	rr_AnnualReturn2011	(17.87%)
Annual Return 2012	rr_AnnualReturn2012	24.98%
Annual Return 2013	rr_AnnualReturn2013	27.62%
Annual Return 2014	rr_AnnualReturn2014	(4.68%)
Annual Return 2015	rr_AnnualReturn2015	1.79%
Annual Return 2016	rr_AnnualReturn2016	0.66%
Annual Return 2017	rr_AnnualReturn2017	37.91%
Annual Return 2018	rr_AnnualReturn2018	(14.80%)
1 Year	rr_AverageAnnualReturnYear01	(18.83%)
5 Years	rr_AverageAnnualReturnYear05	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
Calvert International Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.42%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Calvert International Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.96%)
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Calvert International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	666
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,469
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	666
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,469
1 Year	rr_AverageAnnualReturnYear01	(16.16%)
5 Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
Calvert International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,383
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	358
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	624
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,383
1 Year	rr_AverageAnnualReturnYear01	(14.59%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Calvert International Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,337
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	346
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	602
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,337
1 Year	rr_AverageAnnualReturnYear01	(14.59%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2019

[1]	Estimated for Class R6.
[2]	Calvert Research and Management ("CRM") and Eaton Vance Advisers International Ltd. ("EVAIL") have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.34% for Class A shares, 2.09% for Class C shares, 1.09% for Class I shares and 1.05% for Class R6 shares. This expense reimbursement will continue through January 31, 2020. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM and/or EVAIL during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.